Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 5,165	$ 4,952
ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 400,000,000
Amount outstanding	0
Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	40,000,000
FortisBC Electric | Demand overdraft
Line of Credit Facility [Line Items]
Maximum borrowing capacity		10
Other Electric | Unsecured demand overdraft facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		25
Other Electric | Unsecured demand facility and emergency standby loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity	60,000,000
Fortis Inc. | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		35
Regulated Utilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity		3,780
Regulated Utilities | ITC | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	900,000,000
Regulated Utilities | UNS Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500,000,000
Regulated Utilities | Central Hudson | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250,000,000
Regulated Utilities | Central Hudson | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50,000,000
Regulated Utilities | Central Hudson | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	200,000,000
Regulated Utilities | FortisBC Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		700
Regulated Utilities | FortisAlberta | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250
Regulated Utilities | FortisBC Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		150
Regulated Utilities | Other Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 50,000,000	190
Regulated Utilities | Other Electric | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		50
Regulated Utilities | Other Electric | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		40
Regulated Utilities | Other Electric | Revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		100
Corporate and Other
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,385
Corporate and Other | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,350
Option to increase the facility		500
Corporate and Other | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		1,300
Corporate and Other | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 50